Baird SmallCap Value Fund
Schedule of Investments, March 31, 2020 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Air Freight & Logistics
Air Transport Services Group, Inc. (1)	37,638	$688,023	3.0%
Biotechnology
Eagle Pharmaceuticals, Inc. (1)	9,055	416,530	1.8%
Building Products
Patrick Industries, Inc.	13,703	385,876	1.7%
Construction & Engineering
Construction Partners, Inc. (1)	39,966	675,026	2.9%
Electrical Equipment
nVent Electric PLC (2)	30,710	518,078	2.3%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. - Class A	12,565	681,149	3.0%
Knowles Corp. (1)	16,380	219,164	1.0%
		900,313	4.0%
Energy Equipment & Services
Select Energy Services, Inc. (1)	96,153	310,574	1.4%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	16,213	1,003,584	4.4%
CyrusOne, Inc.	14,609	902,106	3.9%
Essential Properties Realty Trust, Inc.	28,765	375,671	1.6%
Physicians Realty Trust	55,631	775,496	3.4%
		3,056,857	13.3%
Food Products
Simply Good Foods Co. (1)	18,597	358,178	1.6%
Gas Utilities
Southwest Gas Holdings, Inc.	14,898	1,036,305	4.5%
Health Care Equipment & Supplies
Hill-Rom Holdings, Inc.	3,452	347,271	1.5%
ICU Medical, Inc. (1)	5,628	1,135,562	5.0%
		1,482,833	6.5%
Household Durables
ZAGG, Inc. (1)	91,981	286,061	1.3%
Independent Power and Renewable Electricity Producers
Atlantica Yield Plc (2)	42,949	957,763	4.2%
Insurance
First American Financial Corp.	8,237	349,331	1.5%
IT Services
CACI International, Inc. (1)	5,019	1,059,762	4.6%
Perspecta, Inc.	33,494	610,931	2.7%
Verra Mobility Corp. (1)	42,953	306,684	1.3%
		1,977,377	8.6%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	29,300	545,566	2.4%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	57,940	776,396	3.4%
Professional Services
TriNet Group, Inc. (1)	11,644	438,513	1.9%
Software
Cerence, Inc. (1)	25,819	397,613	1.7%
j2 Global, Inc.	14,152	1,059,277	4.6%
		1,456,890	6.3%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	33,913	614,843	2.7%
Essent Group Ltd. (2)	20,742	546,344	2.4%
Merchants Bancorp	34,061	517,046	2.3%
Meta Financial Group, Inc.	37,087	805,529	3.5%
NMI Holdings, Inc. (1)	37,034	429,965	1.9%
		2,913,727	12.8%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	90,240	957,446	4.2%
Total Common Stocks		20,487,663	89.6%
(Cost $21,466,962)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (3)	2,974,397	2,974,397	13.0%
Total Short-Term Investment		2,974,397	13.0%
(Cost $2,974,397)
Total Investments		23,462,060	102.6%
(Cost $24,441,359)
Liabilities in Excess of Other Assets		(594,202)	(2.6)%
TOTAL NET ASSETS		$22,867,858	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$20,487,663	$–	$–	$20,487,663
Total Equity	20,487,663	–	–	20,487,663
Short-Term Investment
Money Market Mutual Fund	2,974,397	–	–	2,974,397
Total Short-Term Investment	2,974,397	–	–	2,974,397
Total Investments*	$23,462,060	$–	$–	$23,462,060

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.